SHAREHOLDERS' EQUITY (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expense
Share-based compensation expense	27,025	15,503	26,773
Equity Swaps
Share-based compensation expense
Non-cash	(5,450)	(412)
Long-term incentive plans
Share-based compensation expense
Cash	23,300	5,600	14,400
Stock Option Plan
Share-based compensation expense
Non-cash	9,213	10,297	12,330